EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended April 30, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	35.99%
From	01-Apr-14	15-Apr-14	15-May-14	Floating Allocation Percentage at Month-End	69.21%
To	30-Apr-14	15-May-14
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$485,389,171.30		Beginning	-
			Payout	-
Total Collateral	$1,727,589,171.30		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	172.76%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.152200%
Beginning Gross Principal Pool Balance	$5,529,789,041.17		Applicable Margin	0.300000%
Total Principal Collections	$(2,165,477,527.23)			0.452200%
Investment in New Receivables	$1,949,190,035.88
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(9,119,149.08)		Interest	376,833.33	0.38
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.38
Less Net CMA Offset	$(500,828,826.30)
Less Servicing Adjustment	$(3,908,570.10)		Total Due Investors	376,833.33	0.452200%
Ending Balance	$4,799,645,004.34		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,445,677.65
SAP for Next Period	35.99%

Average Receivable Balance	$4,893,589,585.90
Monthly Payment Rate	44.25%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,471,849.67
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,471,849.67